DESCRIPTION OF THE PLAN - Forfeitures and Uncashed Account Checks (Details) - North America 401(k) Savings Plan - USD ($)	1 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
DESCRIPTION OF THE PLAN
Forfeited account balances and uncashed account checks			$ 5,311,708	$ 5,697,165
Account balance used to reduce company matching contributions	$ 2,200,754	$ 2,660,421